INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 4,670
Equity pick-up from equity investees	446	$ 288
Investments, ending balance	4,594	4,670
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	4,670	4,527
Equity pick-up from equity investees	446	288
Dividends received from equity investees	(520)	(141)
Shareholder loan repayment/disbursements	(2)	(4)
Investments, ending balance	4,594	4,670
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	3,279	3,218
Equity pick-up from equity investees	219	201
Dividends received from equity investees	(231)	(140)
Shareholder loan repayment/disbursements	0	0
Investments, ending balance	3,267	3,279
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	369	296
Equity pick-up from equity investees	159	74
Dividends received from equity investees	(146)	0
Shareholder loan repayment/disbursements	0	(1)
Investments, ending balance	382	369
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance	967	955
Equity pick-up from equity investees	68	12
Dividends received from equity investees	(142)	0
Shareholder loan repayment/disbursements	0	0
Investments, ending balance	893	967
OtherJV [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	55	58
Equity pick-up from equity investees	0	1
Dividends received from equity investees	(1)	(1)
Shareholder loan repayment/disbursements	(2)	(3)
Investments, ending balance	$ 52	$ 55